Stock-Based Compensation	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

(14) Stock-Based Compensation

Advantest has stock-based compensation plans using stock options as incentive plans for directors, executive officers, corporate auditors and selected employees.

In July 2004, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,522,000. Options were granted with an exercise price of ¥3,732 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options had an exercise period of 4 years and were exercisable from April 1, 2005.

In November 2004, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 8,000. Options were granted with an exercise price of ¥3,732 per share that was equal to the exercise price of the July 2004 options. The options had an exercise period of 4 years and were exercisable from April 1, 2005.

In April 2005, stock options were issued to certain employees of the Company and its foreign subsidiary under a stock option plan approved by the Board of Directors. The number of granted shares totaled 8,000. Options were granted with an exercise price of ¥3,732 per share that was equal to the exercise price of the July 2004 options. The options had an exercise period of 4 years and were exercisable from April 1, 2005.

In July 2005, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,518,000. Options were granted with an exercise price of ¥4,300 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options had an exercise period of 4 years and were exercisable from April 1, 2006.

In December 2005, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 16,000. Options were granted with an exercise price of ¥4,300 per share that was equal to the exercise price of the July 2005 options. The options had an exercise period of 4 years and were exercisable from April 1, 2006.

In February 2006, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 3,980. Options were granted with an exercise price of ¥6,702 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥4,300 per share that was equal to the exercise price of the July 2005 options. The options had an exercise period of 4 years and were exercisable from April 1, 2006.

In July 2006, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,578,000. Options were granted with an exercise price of ¥5,880 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options had an exercise period of 4 years and were exercisable from April 1, 2007.

In December 2006, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 8,000. Options were granted with an exercise price of ¥6,218 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥5,880 per share that was equal to the exercise price of the July 2006 options. The options had an exercise period of 4 years and were exercisable from April 1, 2007.

In July 2007, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 777,000. Options were granted with an exercise price of ¥5,563 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2008.

In September 2007, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 2,000. Options were granted with an exercise price of ¥5,563 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥5,563 per share that was equal to the exercise price of the July 2007 options. The options have an exercise period of 4 years and are exercisable from April 1, 2008.

In February 2008, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,000. Options were granted with an exercise price of ¥5,563 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥5,563 per share that was equal to the exercise price of the July 2007 options. The options have an exercise period of 4 years and are exercisable from April 1, 2008.

In July 2008, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 704,000. Options were granted with an exercise price of ¥2,653 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2009.

In April 2009, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 12,000. Options were granted with an exercise price of ¥2,653 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥2,653 per share that was equal to the exercise price of the July 2008 options. The options have an exercise period of 4 years and are exercisable from May 1, 2009.

In July 2009, stock options were issued to directors, executive officers and corporate auditors of the Company under a stock option plan approved by the Board of Directors. The number of granted shares totaled 338,000. Options were granted with an exercise price of ¥1,844 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2010.

In July 2010, stock options were issued to directors, executive officers and corporate auditors of the Company under a stock option plan approved by the Board of Directors. The number of granted shares totaled 308,000. Options were granted with an exercise price of ¥2,089 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2011.

The exercise price of the stock options is subject to adjustment, if there is a stock split or consolidation of shares, or if new shares are issued or treasury stocks are sold at a price that is less than the market price.

Stock option activity during the years ended March 31, 2009, 2010 and 2011 was as follows:

	2009		2010		2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	4,515,980	¥4,940	3,938,980	¥4,804	3,060,000	¥4,647
Granted	704,000	2,653	350,000	1,872	308,000	2,089
Expired	(836,000)	3,732	(1,117,980)	4,309	(1,262,000)	5,881
Forfeited	(445,000)	4,798	(111,000)	4,854	(158,000)	5,287

Outstanding at end of year	3,938,980	4,804	3,060,000	4,647	1,948,000	3,392

Exercisable at end of year	3,265,980	¥5,247	2,722,000	¥4,995	1,640,000	¥3,636

Stock based compensation expense recognized was ¥248 million, ¥143 million and ¥165 million, which was included in selling, general and administrative expenses for the years ended March 31, 2009, 2010 and 2011, respectively. The recognized tax benefits were ¥76 million, ¥53 million and ¥61 million for the years ended March 31, 2009, 2010 and 2011, respectively. In addition, the stock options, granted during the fiscal year ended March 31, 2007 subsequent to a change in Japanese tax law effective April 1, 2006, expired unused during the fiscal year ended March 31, 2011, and the related deferred tax assets of ¥610 million were reversed. As of March 31, 2009, 2010 and 2011, a valuation allowance was recorded against substantially all related deferred tax assets.

The weighted average fair value per share for stock options that were granted during the years ended March 31, 2009, 2010 and 2011 were ¥369, ¥409 and ¥535, respectively. These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2009	2010	2011
Expected dividend yield	2.1%	2.6%	1.6%
Risk free interest rate	0.9%	0.5%	0.2%
Volatility	37.4%	45.3%	45.4%
Expected life	3.7 years	3.8 years	3.9 years

No stock options were exercised for the years ended March 31, 2009, 2010 and 2011. The total fair value of shares vested during the years ended March 31, 2009, 2010 and 2011 was ¥858 million, ¥251 million and ¥141 million, respectively. No intrinsic value of options exercised was recognized for the years ended March 31, 2009, 2010 and 2011.

At March 31, 2011, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥1,844 - ¥2,653	1,300,000	2,309	2.7 years	992,000	2,377	2.4 years
¥5,563 - ¥6,218	648,000	5,563	1.0 years	648,000	5,563	1.0 years

	1,948,000	3,392	2.2 years	1,640,000	3,636	1.8 years

At March 31, 2011, there was no aggregate intrinsic value for the options outstanding and exercisable.